SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 10 — SUBSEQUENT EVENT
On August 15, 2017, the Company extended the expiration date of the Credit Line to August 15, 2018.
On September 6, 2017, the Company, DC Acquisition Corporation, a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), and DropCar, Inc., a Delaware corporation (“DropCar”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), pursuant to which, among other things, subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into DropCar, with DropCar becoming a wholly-owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.
Subject to the terms and conditions of the Merger Agreement, at the closing of the Merger (the “Closing”), (a) each outstanding share of DropCar common stock and DropCar preferred stock will be converted into the right to receive a number of shares of the Company’ common stock (“WPCS Common Stock”) equal to the Exchange Ratio (as defined below); and (b) each outstanding DropCar warrant that has not previously been exercised prior to the Closing will be assumed by the Company.
Under the exchange ratio formula in the Merger Agreement (the “Exchange Ratio”), as of immediately after the Merger, the former DropCar securityholders (including the investors in the Company Closing Financing (as defined below) and certain DropCar advisors) are expected to own approximately 85% of the outstanding shares of the Company Common Stock on a fully-diluted basis and securityholders of the Company as of immediately prior to the Merger are expected to own approximately 15% of the outstanding shares of WPCS Common Stock on a fully-diluted basis. The Exchange Ratio and respective ownership of the DropCar securityholders and existing WPCS equity holders is subject to adjustment in the event that the Company’s “Net Cash” (as defined in the Merger Agreement) is less than, or greater than, $419,000 as of the Closing. For purposes of calculating the Exchange Ratio, the number of outstanding shares of WPCS Common Stock immediately before the Merger takes into account the dilutive effect, calculated using the Treasury Method under U.S. GAAP, of the shares of WPCS Common Stock underlying options (but not warrants) outstanding as of the date of the Merger Agreement using an assumed value of $2.50 per share of WPCS Common Stock. In addition, the shares underlying warrants to purchase DropCar common stock will be included in the DropCar 85% allocation. All the shares of the Company’s convertible preferred stock and options and warrants to purchase shares of WPCS Common Stock will remain outstanding after the Merger and all outstanding DropCar warrants will be exchanged for warrants to purchase WPCS Common Stock based upon the Exchange Ratio. No fractional shares will be issued in the Merger; rather, the Company will pay cash in lieu of any such fractional shares.
As a condition to the Closing, DropCar is obligated to raise up to $5 million, but not less than $4 million, in equity financing (the “Company Closing Financing”). The Company Closing Financing is expected to close immediately prior to or simultaneously with the Closing. In addition, the consummation of the Merger is subject to customary conditions, including, without limitation, (a) approval by the Company and DropCar stockholders of the Merger Agreement and the transactions contemplated thereby; (b) the absence of any law, order, injunction or other legal restraint prohibiting the Merger; and (c) receipt of approval from NASDAQ to list the shares of WPCS common stock on The NASDAQ Capital Market post-Merger. Moreover, each party’s obligation to consummate the Merger is subject to certain other conditions, including, without limitation, (i) the accuracy of the other party’s representations and warranties (subject to customary qualifiers), and (ii) the other party’s compliance with its covenants and agreements contained in the Merger Agreement (subject to customary qualifiers). The Merger Agreement contains specified termination rights for both the Company and DropCar, and further provides that, upon termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of $250,000, which, under specified circumstances, may include reimbursement for various expenses incurred in connection with the proposed Merger up to a maximum of $125,000.

NOTE 16 — SUBSEQUENT EVENTS The Company has determined that there are no significant subsequent events as of the filing date of this report.